MINERAL PROPERTY, PLANT, AND EQUIPMENT - Disclosure of detailed information about property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	$ 6,380	$ 4,758
Property and equipment at end of period	39,009	6,380
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	6,697	4,854
Right of use asset recognized		486
Additions	31,241	1,080
Transfers	0
Effect of foreign currency translation	1,811	277
Property and equipment at end of period	39,749	6,697
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	(317)	(96)
Depreciation for the year	(395)	(212)
Effect of foreign currency translation	(28)	(9)
Property and equipment at end of period	(740)	(317)
Property and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	2,154
Property and equipment at end of period	3,441	2,154
Property and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	2,471	1,051
Right of use asset recognized		486
Additions	1,808	853
Transfers	(232)
Effect of foreign currency translation	134	81
Property and equipment at end of period	4,181	2,471
Property and equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	(317)	(96)
Depreciation for the year	(395)	(212)
Effect of foreign currency translation	(28)	(9)
Property and equipment at end of period	(740)	(317)
Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	0
Property and equipment at end of period	28,768	0
Construction in progress [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	0	0
Right of use asset recognized		0
Additions	27,071	0
Transfers	232
Effect of foreign currency translation	1,465	0
Property and equipment at end of period	28,768	0
Construction in progress [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	0	0
Depreciation for the year	0	0
Effect of foreign currency translation	0	0
Property and equipment at end of period	0	0
Mineral property [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	0
Property and equipment at end of period	4,312	0
Mineral property [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	0	0
Right of use asset recognized		0
Additions	0	0
Transfers	4,092
Effect of foreign currency translation	220	0
Property and equipment at end of period	4,312	0
Mineral property [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	0	0
Depreciation for the year	0	0
Effect of foreign currency translation	0	0
Property and equipment at end of period	0	0
Exploration and evaluation assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	4,226
Property and equipment at end of period	2,488	4,226
Exploration and evaluation assets [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	4,226	3,803
Right of use asset recognized		0
Additions	2,362	227
Transfers	(4,092)
Effect of foreign currency translation	(8)	196
Property and equipment at end of period	2,488	4,226
Exploration and evaluation assets [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment at beginning of period	0	0
Depreciation for the year	0	0
Effect of foreign currency translation	0	0
Property and equipment at end of period	$ 0	$ 0